Share-Based Compensation	6 Months Ended
Jun. 30, 2018
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 4:-	SHARE-BASED COMPENSATION

a.	In February 2014, the Company’s board of directors adopted an Employee Shares Incentive Plan (the “2014 Plan”). Under the 2014 Plan, options may be granted to employees, officers, directors, consultants, advisers and service providers of the Company.

On May 17, 2018, the board of directors approved an increase to the unlisted option pool of 4,392,029 options. As a result, the Company has a total of 17,100,000 unlisted options in the pool.

b.	On November 23, 2015, the Company’s shareholders, at a general meeting of shareholders approved the former Deputy CEO and CFO terms of service, including a grant of options, which is an exception from the Company’s compensation policy, as further described below. The terms of service included among others, a grant of 2,658,246 options, exercisable for 2,658,246 ordinary shares, no par value, of the Company at an exercise price of NIS 1.286 per share. The total benefit in respect of the grant calculated at the grant date was NIS 3,033.

During January, 2018, 310,180 options were exercised into 310,180 ordinary shares by the Company’s former Deputy CEO and CFO. The remaining 297,420 options expired on February 28, 2018.

c.	Activity during the period:

The table below includes the number of share options, and the weighted average of their exercise prices:

	December 31, 2017 (audited)		June 30, 2018 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	5,979,973	1.25	10,752,668	1.18
Options exercised for shares	(696,980)	1.16	(310,180)	1.29
Options forfeited	(166,667)	0.63	(89,750)	1.33
Option expired	(726,512)	1.69	(369,433)	1.41
Granted	6,362,854	1.16	2,858,790	1.28

Outstanding at end of period	10,752,668	1.18	12,842,095	1.20

d.	The following table summarizes information about the assumptions for measuring the fair value of the options under the Black-Scholes option pricing model for the periods ended December 31, 2017 and June 2018, is as follows:

	2017	2018

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	81.6%-85.6%	82.24%-84.66%
Risk-free interest rate (%)	1.94%-2.52%	2.93%-1.86%
Expected life of share options (years)	10	10

According to the data above, the fair value of options granted in the periods ended December 31, 2017 and June 2018 was NIS 11,235 at the grant date.